IMPAIRMENT OF NON-CURRENT ASSETS (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Guanacevi Mine [Member]
Disclosure of fair value measurement of assets [line items]
Reversal of impairment loss	$ 2,576
Discount rate used in current estimate of value in use	6.10%
El Compas CGU [Member]
Disclosure of fair value measurement of assets [line items]
Carrying value of project excluding working capital and reclamation provision	$ 5,972
Estimated recoverable amount on discounted cash flow basis	$ 2,972
Discount rate used in current estimate of value in use	6.10%
Impairment loss	$ 3,000